Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets At Fair Value Through Other Comprehensive Income
10.	Financial Assets at Fair Value through Other Comprehensive Income

(1)	Changes in financial assets at fair value through other comprehensive income for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Listed	￦	201,201	—	(4)	(7,809)	1,281	194,669
Unlisted		177,969	2,900	(1)	(23,128)	6,150	163,890

		379,170	2,900	(5)	(30,937)	7,431	358,559

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		379,170	2,900	(5)	(30,937)	7,431	358,559

		2021
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Equity securities
Listed	￦	194,669	1,500	(8,208)	81,112	4,753	273,826
Unlisted		163,890	8,929	(13)	(12,335)	319	160,790

		358,559	10,429	(8,221)	68,777	5,072	434,616

Debt securities
Corporate bond		—	500	—	—	(9)	491

		358,559	10,929	(8,221)	68,777	5,063	435,107

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		358,559	10,929	(8,221)	68,777	5,063	435,107
(2)	Financial assets at fair value through other comprehensive income as of December 31, 2020 and 2021 are as follows:

	2020
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	91,356	91,356
Ssangyong Motor Co., Ltd.	38,568	0.03%		428	107	107
SM Korea Line Corp.	180	0.00%		1	1	1
Namkwang Engineering & Construction Co., Ltd.	121	0.00%		15	1	1
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
Elcomtec Co., Ltd.	32,875	0.04%		217	49	49
P an Ocean Co., Ltd.	1,492	0.00%		14	7	7
Dongbu Corp.	955	0.02%		12	13	13
KSP Co., Ltd.	22,539	0.08%		53	34	34
STX Heavy Industries Co., Ltd.	7,419	0.12%		107	29	29
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk.	480,000,000	1.50%		65,028	53,127	53,127
Energy Fuels Inc.	1,711,814	1.31%		16,819	7,888	7,888
Bunji Corporation Limited	99,763	0.07%		18,445	—	—
Denison Mines Corp.	58,284,000	9.76%		84,134	41,776	41,776
Fission 3.0	75,000	0.05%		—	6	6
Fission Uranium Corp.	800,000	0.16%		785	266	266
SangSangin Industry Co., Ltd.(formerly, DMC Co., Ltd.)	5,831	0.02%		38	4	4
Vitzosys Co., Ltd.	399	0.00%		2	2	2
EMnI Co., Ltd.	1,257	0.00%		25	2	2

				359,327	194,669	194,669

Unlisted (*1)
Intellectual Discovery Co., Ltd.	1,000,000	6.00%	￦	5,000	954	954
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
Sambo Auto . Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		15	15	15
KC Development Co., Ltd.	839	0.02%		6	6	6
Imhwa Corp.	329	0.11%		5	5	5
Dalim Special Vehicle Co., Ltd.	58	0.08%		10	10	10
ASA Jeonju Co., Ltd.	34,846	1.34%		697	69	69
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
HJ Steel Co., Ltd.	218	0.07%		2	2	2
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Co., Ltd.	434	0.01%		9	9	9
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
AJS Co., Ltd.	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Youngjin Hi-Tech Co., Ltd.	2,512	0.25%		126	21	21
Buyoung Co., Ltd.	270	0.00%		3	3	3
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Dongyang Telecom Co., Ltd.	1,760	0.01%		11	1	1
Jongwon Remicon Co., Ltd.	31	0.18%		13	13	13
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	27	27

	2020
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won
Seungri Enterprise Co., Ltd.	93	0.05%	3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%	111	3	3
Ejung Ad Co., Ltd.	132	0.09%	3	3	3
Solvus Co., Ltd.	1,056	0.04%	3	3	3
Myung Co., Ltd.	89	0.05%	2	2	2
Shinil Engineering Co., Ltd.	887	0.06%	3	3	3
Biwang Industry Co., Ltd	406	0.04%	2	2	2
Young Sung Co., Ltd.	89	0.40%	26	26	26
Yuil Industrial Electronics Co., Ltd.	804	0.32%	15	15	15
Woojin Industry Corporation	3	0.00%	16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%	7	7	7
Futech Mold Co., Ltd.	274	0.27%	14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%	13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%	22	22	22
Kolmar Pharma Co., Ltd.	1,426	0.01%	52	3	3
Morado Co., Ltd.	209	0.04%	2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%	2	2	2
Kwang Sung Co., Ltd.	610	0.53%	31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%	148	7	7
Woobang Construction Co., Ltd.	8	0.00%	8	8	8
Shin Pyung Co., Ltd.	6	0.03%	3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%	27	2	2
Najin Steel Co., Ltd.	37	0.06%	5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%	5	5	5
Elephant & Friends Co., Ltd.	563	0.61%	3	3	3
Mireco Co., Ltd.	109	0.25%	11	11	11
L&K Industry Co., Ltd.	1,615	0.60%	24	24	24
JO Tech Co., Ltd.	1,263	0.62%	25	25	25
Kendae Printing Co., Ltd.	422	0.60%	21	21	21
Dauning Co., Ltd.	231	0.41%	6	6	6
Korea Trecision Co., Ltd.	22	0.45%	5	5	5
Ace Track Co., Ltd.	3,130	1.08%	219	59	59
Dung Hwan Co., Ltd.	556	0.02%	6	6	6
Hurim Biocell Co., Ltd.	1,021	0.00%	5	5	5
Smart Power Co., Ltd.	133,333	4.14%	200	200	200
Sunjin Power Tech Co., Ltd.	4,941	0.92%	247	32	32
Beer Yeast Korea Inc.	1,388	0.43%	7	7	7
B CON Co., Ltd.	96	1.16%	6	6	6
Ace Integration Co., Ltd	105	0.09%	24	24	24
AceInti Agricultural Co., Ltd.	16	0.02%	5	5	5
KyungDong Co., Ltd.	130	0.01%	1	1	1
ChunWon Development Co., Ltd.	193	0.19%	39	39	39
SungLim Industrial Co., Ltd.	29	0.03%	1	1	1
Korea Minerals Co., Ltd.	191	0.05%	134	1	1
HyoDong Development Co., Ltd.	128	0.16%	25	25	25
Haspe Tech Co., Ltd.	652	0.55%	20	20	20
JoHyun Co., Ltd.	350	1.56%	18	18	18
KC Co., Ltd.	5,107	0.17%	26	26	26
SeongJi Industrial Co.,Ltd.	41	0.05%	1	1	1

	2020
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won
Dong Yang Metal Co., Ltd.	2,951	1.97%	161	147	147
Seyang Precision Ind.Co., Ltd.	829	0.23%	41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%	1	1	1
ShinShin Co., Ltd	339	1.12%	17	17	17
Sung Kwang Co., Ltd.	23	0.37%	6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%	35	35	35
Force TEC Co., Ltd.	3,501	0.02%	18	18	18
Samsung Tech Co., Ltd.	486	1.28%	97	36	36
Tae Hyung Co., Ltd.	28	0.43%	20	20	20
Younil Metal Co., Ltd.	41	0.21%	21	21	21
Hankook Precision Ind Co., Ltd.	110	0.06%	3	3	3
CJ Paradise Co.,Ltd	24	0.02%	12	12	12
Han Young Technology Company Co.,Ltd.	35	0.00%	—	—	—
STX Offshore & Shipbuilding Co., Ltd.	8,622	0.25%	1,078	1,078	1,078
Ptotronics Co., Ltd.	843	0.42%	84	6	6
NFT Co., Ltd.	136	0.40%	8	8	8
Hyundaitech Co.,Ltd.	1,363	0.87%	27	27	27
Dasan Material Co., Ltd.	29	0.04%	22	22	22
Fish World Co.,Ltd.	47	0.21%	2	2	2
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%	6	6	6
Samdo Industry Electric Co.,Ltd.	48	0.02%	1	1	1
Taejung Industries Co.,Ltd.	9,268	0.30%	5	5	5
Shinsei Trading Co., Ltd.	64	0.72%	6	6	6
Dynamic Co., Ltd.	111	0.19%	3	3	3
Green Alchemy Co.,Ltd.	38,202	1.48%	191	17	17
Youone TBM Engineering & Construction Co., Ltd.	615	0.27%	31	31	31
KM Leatech Co., Ltd.	1,648	0.98%	8	8	8
Semist Co.,Ltd.	555	0.80%	3	3	3
Sewon Bus Co.,Ltd	12	0.00%	—	—	—
Enertec Co., Ltd.	7,937	0.19%	44	44	44
Sangji Co., Ltd.	20	0.26%	4	4	4
Bellie Doughnuts Co., Ltd.	169	0.19%	10	10	10
Airtech Information communication Co., Ltd	2,379	0.60%	12	12	12
Shin kwang Industrial Co., Ltd.	884	0.35%	55	55	55
Kiscom Co., Ltd.	1,493	0.04%	1	1	1
Wonil laser Co., Ltd	157	0.37%	16	16	16
Pyung Hwa Industrial Co.,Ltd.	3,388	3.00%	85	85	85
PT. Kedap Saayq	671	10.00%	18,540	—	—
Set Holding (*2)	1,100,220	2.50%	229,255	143,765	143,765
PT. Cirebon Energi Prasarana	22,420	10.00%	2,612	2,440	2,440
Choheung packing Co.,Ltd.	61	0.13%	12	12	12
Jaewoo Co., Ltd.	359	0.24%	11	11	11
Wooyang HC Co., Ltd	1,375	0.01%	159	159	159
Sungsan Parts Co., Ltd.	629	0.80%	63	63	63
TheYeonriji Co., Ltd.	116	0.10%	6	6	6
Flusys Co., Ltd.	9	0.08%	2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%	17	17	17
Daewoo Display Co., Ltd.	177	0.03%	5	5	5
Yeong-gwang Remicon Co., Ltd.	15	0.12%	2	2	2
NTS Co., Ltd.	143	0.22%	36	36	36

	2020
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won

AID C o ., Ltd.	1,212	0.57%	36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%	—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%	100	100	100
Kyung Pyo Industry Co., Ltd.	186	0.76%	19	19	19
Daedong Industry Co., Ltd.	617	0.55%	46	46	46
Doosung Heavy Industries Co., Ltd.	53	0.06%	5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%	3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%	51	51	51
SG Corp.	213	0.54%	21	21	21
Shinseung Chemical Industy Co., Ltd.	5	0.01%	60	60	60
KJ Alloy Co., Ltd.	368	0.20%	7	7	7
SM Hi-tech Co., Ltd.	22	0.39%	22	22	22
Keum Mun Industry Co., Ltd.	1,320	0.97%	330	56	56
Puruen Environment Co., Ltd.	967	1.34%	19	19	19
Miretech Co., Ltd.	9,111	0.27%	18	18	18
SIE Co., Ltd.	12	0.02%	1	1	1
Sejin Hightech Co., Ltd.	17,980	0.16%	18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%	17	17	17
Dongdo Basalt Industry Co., Ltd.	182	1.50%	73	73	73
Shinyoung Textiles Co., Ltd.	523	1.01%	52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%	17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%	81	81	81
Wongwang Door Corp.	575	1.00%	29	29	29
Seobu Highway Solar Co., Ltd.	19,460	2.86%	195	195	195
Dongbu Highway Solar Co., Ltd.	19,020	4.99%	190	190	190
Mansu Co.,Ltd.	344	0.25%	15	15	15
Eanskorea Co., Ltd.	39	0.05%	2	2	2
Youngdongseafood Co., Ltd.	165	0.33%	8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%	—	—	—
Sehwa Diecasting Co., Ltd.	299	1.66%	44	44	44
Sungchang Tech Co., Ltd.	159	0.31%	10	10	10
Yuchang Industry Co., Ltd.	90	0.11%	5	5	5
Jeongpum Co., Ltd.	322	0.35%	16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%	55	55	55
Amanex Co., Ltd.	10	0.02%	9	9	9
Dae-A Leisure Co., Ltd.	23	0.00%	4	4	4
Caffe Bene Co.,Ltd.	1,908	0.03%	2	2	2
Daechang HRSG Co.,Ltd.	618	0.12%	62	62	62
Shinjin International Corp.	4	0.01%	1	1	1
Daewoon Shell Tech Co., Ltd.	666	2.81%	33	33	33
Jinhung Packaging Co.,Ltd	4,329	3.02%	22	22	22
Donglim Eng Co., Ltd.	26	0.11%	3	3	3
SIP Co., Ltd.	274	0.55%	7	7	7
Clizen Co., Ltd.	615	0.34%	31	31	31
Daedong Millennium Co., Ltd.	159	0.42%	32	32	32
Daeji Product Co., Ltd.	15	0.05%	1	—	—
Cheong Hae Myeong Ga Co.,Ltd.	1,867	0.11%	5	5	5
Jaein Circuit Co., Ltd.	498	1.12%	65	65	65
SSET Co., Ltd.	181	0.30%	18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%	48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%	25	25	25
Ogokbaekkwa Co., Ltd.	101	0.12%	1	1	1
Shinwoo Toptech Co., Ltd.	834	0.51%	83	83	83
KMLC Co., Ltd.	281	0.14%	22	22	22

	2020
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won
Seinfood Co., Ltd.	13	0.17%	7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%	34	34	34
Kukex Inc.	639	0.05%	3	3	3
Youngshin Plus Co., Ltd.	104	0.12%	5	5	5
Chang won Engineering Co., Ltd.	22	0.00%	4	4	4
Samsung Silup Co., Ltd.	47	0.19%	5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%	6	6	6
IZU K orea Co., Ltd.	48	0.00%	2	2	2
Dongdo CNP Co., Ltd.	234	0.36%	6	6	6
Dae Bang Industry Co.,Ltd.	115	0.13%	6	6	6
S.I.T. Co.,Ltd	2,213	0.44%	22	22	22
Taejin Hiech Co., Ltd.	78	0.26%	3	3	3
Headone Co.,Ltd.	69	0.12%	7	7	7
Enaindustry Co., Ltd.	201	0.28%	141	141	141
TCT Co., Ltd.	3,277	0.55%	82	82	82
E-Won Solutech Co., Ltd.	158	0.16%	40	40	40
MJT Co., Ltd.	1,013	0.20%	51	51	51
KPL Circuit Co., Ltd.	283	0.08%	14	14	14
Road Solar Co., Ltd.	12	0.00%	—	—	—
Sung Ae Co., Ltd.	190	0.80%	10	10	10
Han Mi Flexible Co.,Ltd.	143	0.20%	43	43	43
Samhwa Casting Co., Ltd.	200	0.04%	100	100	100
Millennium PNT Co., Ltd.	227	0.37%	6	6	6
GN Chem Co., Ltd.	40	0.07%	1	1	1
GW Industry Co., Ltd.	505	0.07%	51	51	51
TM Construction Co., Ltd.	4	0.00%	—	—	—
Dae Myung Co., Ltd.	114	0.08%	3	3	3
Nanomicart Co., Ltd.	176	1.06%	35	35	35
Young San Heavy Industries Co., Ltd.	74	0.11%	7	7	7
Samchungwon Co., Ltd.	15	0.24%	2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%	27	27	27
Nanomic Co., Ltd.	94	0.63%	38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%	9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%	10	10	10
HIC Co., Ltd.	7,408	0.71%	111	111	111
Addies Direct Co., Ltd.	1	0.00%	—	—	—
World CnM Inc.	131	1.09%	10	10	10
Superone Co., Ltd.	1,585	1.45%	8	8	8
Deok-u Co., Ltd.	1,626	1.92%	195	195	195
Buyoung Panji Co., Ltd.	478	0.44%	12	12	12
International Paint Korea Co., Ltd.	111	0.48%	11	11	11
EI Lighting Co., Ltd.	358	0.36%	18	18	18
Hightech Mnp Co., Ltd.	123	0.35%	6	6	6
Dongjin Foundry Industry Co., Ltd.	966	4.10%	193	193	193
Yooseung Co., Ltd.	10	0.08%	1	1	1
Sungkwang Co., Ltd.	48	0.35%	2	2	2
Taeyang Gasteel Co., Ltd.	8	0.02%	1	1	1
Ajin KSB Co., Ltd.	204	0.31%	18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%	5	5	5
Choyang Tech Co., Ltd.	465	1.01%	23	23	23

	2020
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won
TK Co., Ltd.	307	0.70%	15	15	15
Sungdo Co., Ltd.	130	1.10%	52	52	52
KSM Tecj Co., Ltd.	25	0.11%	1	1	1
Arari Co., Ltd.	14	0.05%	1	1	1
Potech Co., Ltd.	39	0.13%	14	14	14
C&S Corporation Co., Ltd.	1,304	0.01%	13	13	13
Sungshin Parts Co., Ltd.	345	0.40%	14	14	14
Global The One of Korea Co., Ltd.	62	0.06%	3	3	3
Steellife Co., Ltd.	85	0.06%	4	4	4
D&C Castech Co., Ltd.	330	1.89%	25	25	25
Geumhan Co., Ltd.	498	0.24%	7	7	7
Mokgan Co., Ltd.	5	0.02%	1	1	1
Wenex Co., Ltd.	373	0.53%	19	19	19
Sulim Co., Ltd.	30	0.20%	6	6	6
Shinkwang Engineering Co., Ltd.	24	0.36%	2	2	2
Ek Cookware Co., Ltd.	60	0.04%	1	1	1
KTTW Co., Ltd.	28	0.05%	2	2	2
Avajar Co., Ltd.	1,061	0.01%	1	1	1
Koomin Precisions Co., Ltd.	124	0.26%	12	12	12
Woosung I.B. Co.,Ltd	7,071	0.07%	14	14	14
CAP Korea Co., Ltd.	16	0.30%	3	3	3
MSM Co., Ltd.	25	0.08%	—	—	—
Ddpopstyle Co., Ltd.	22	0.14%	1	1	1
Finemetal Co., Ltd.	49	0.08%	1	1	1
Sungkyeong Co., Ltd.	52	0.24%	2	2	2
RMK Co., Ltd.	63	0.90%	22	22	22
Tpp Co., Ltd.	36,645	11.72%	1,832	1,832	1,832
Kuklim Plastic New Technology Co., Ltd.	393	0.29%	8	8	8
Dukeong Metal Heat Treatment Co., Ltd.	843	3.61%	84	84	84
Newko Co., Ltd.	331	0.06%	10	10	10
KMC&R Co., Ltd.	16	0.11%	1	1	1
Dongsung Mulsan Co., Ltd.	137	0.34%	14	14	14
Pizzakorea Co., Ltd.	42	0.18%	9	9	9
Geumdani Co., Ltd.	2,377	1.82%	36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%	1	1	1
Newclean Livestock Co., Ltd.	86	0.17%	4	4	4
Ltop Co., Ltd.	36	0.06%	7	7	7
Simile Aluminium Co., Ltd.	428	0.31%	9	9	9
GT Tooling Co., Ltd.	604	0.17%	6	6	6
Panax Korea Co., Ltd.	58	0.14%	9	9	9
Team Korea Co., Ltd.	4,782	0.37%	24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%	25	25	25
Hankook Piaget Co., Ltd.	4	0.01%	1	1	1
Coco Food Co., Ltd.	648	1.24%	33	33	33
Woori Industry Co., Ltd.	102	1.05%	21	21	21
Para Belleza Co., Ltd	1,211	1.74%	74	74	74
Dongsung Co., Ltd.	1,983	1.63%	198	198	198
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%	4	4	4
SH Co., Ltd.	31	0.20%	6	6	6

	2020
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Namsunnam Co., Ltd.	1,275	0.19%		6	6	6
Daeyoung Co., Ltd.	75	0.01%		8	8	8
Chandown Food Co., Ltd.	46	0.14%		9	9	9
Getron Co., Ltd.	7,259	0.20%		37	37	37
Jungmun Co., Ltd.	19	0.26%		2	2	2
Andong Trading Corporation Co., Ltd.	42	0.00%		2	2	2
JM Tech Co., Ltd.	403	0.67%		82	82	82
SGC Energy Co., Ltd.	580,000	5.00%		2,900	2,900	2,900
Ihsung CNI Co., Ltd.	13,526	18.22%		3,000	3,000	3,000
H Robotics Co., Ltd.	9,192	4.55%		1,000	1,000	1,000
Good Tcells Co., Ltd.	11,364	0.34%		500	500	500

				275,496	163,890	163,890

			￦	634,823	358,559	358,559

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)
The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2020.

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	87,733	87,733
Ssangyong Motor Co., Ltd.	38,568	0.03%		428	—	—
SM Korea Line Corp.	180	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	121	0.00%		15	1	1
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
Elcomtec Co., Ltd.	32,875	0.04%		217	42	42
P an Ocean Co., Ltd.	1,492	0.00%		14	8	8
STX Heavy Industries Co., Ltd.	7,419	0.03%		107	35	35
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk.	480,000,000	1.50%		65,028	89,747	89,747
Denison Mines Corp.	58,284,000	9.76%		84,134	94,376	94,376
Fission Uranium Corp.	100,000	0.02%		41	73	73
SangSangin Industry Co., Ltd.	5,831	0.01%		38	6	6
Vitzosys Co., Ltd.	399	0.00%		2	2	2
EMnI Co., Ltd.	628	0.00%		25	2	2
Vissem electronics, Co., Ltd.	229	0.00%		11	2	2
KC Industry Co., Ltd.	139	0.00%		6	1	1
Ihsung CNI Co., Ltd.	142,860	4.81%		1,500	1,779	1,779
Aone Alform Co., Ltd.	2,672	0.08%		19	18	18

				324,790	273,826	273,826

Unlisted (*1)
Intellectual Discovery Co., Ltd.	1,000,000	6.00%	￦	5,000	954	954
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
Sambo Auto . Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		29	29	29
Imhwa Corp.	329	0.11%		5	5	5
Dalim Special Vehicle Co., Ltd.	58	0.08%		10	10	10
ASA Jeonju Co., Ltd.	34,846	1.34%		697	69	69
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
HJ Steel Co., Ltd.	218	0.07%		2	2	2
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Co., Ltd.	434	0.01%		9	9	9
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
AJS Co., Ltd.	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Youngjin Hi-Tech Co., Ltd.	11,109	0.25%		255	150	150
Buyoung Co., Ltd.	270	0.00%		3	3	3
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	27	27
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%		111	2	2
Ejung Ad Co., Ltd.	132	0.09%		3	3	3

	2021
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won
Solvus Co., Ltd.	1,056	0.04%	3	3	3
Myung Co., Ltd.	89	0.05%	2	2	2
Biwang Industry Co., Ltd	406	0.04%	2	2	2
Young Sung Co., Ltd.	89	0.40%	26	26	26
Yuil Industrial Electronics Co., Ltd.	804	0.32%	15	15	15
Woojin Industry Corporation	3	0.00%	16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%	7	7	7
Futech Mold Co., Ltd.	274	0.27%	14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%	13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%	22	22	22
Morado Co., Ltd.	209	0.04%	2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%	2	2	2
Kwang Sung Co., Ltd.	610	0.53%	31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%	148	7	7
Woobang Construction Co., Ltd.	8	0.00%	8	8	8
Shin Pyung Co., Ltd.	6	0.03%	3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%	27	2	2
Najin Steel Co., Ltd.	37	0.06%	5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%	5	5	5
Elephant & Friends Co., Ltd.	563	0.61%	3	3	3
Mireco Co., Ltd.	109	0.25%	11	11	11
L&K Industry Co., Ltd.	1,615	0.60%	24	24	24
JO Tech Co., Ltd.	1,263	0.62%	25	25	25
Kendae Printing Co., Ltd.	422	0.60%	21	21	21
Dauning Co., Ltd.	231	0.41%	6	6	6
Korea Trecision Co., Ltd.	22	0.45%	5	5	5
Ace Track Co., Ltd.	3,130	1.08%	219	59	59
Dung Hwan Co., Ltd.	556	0.02%	6	6	6
Hurim Biocell Co., Ltd.	1,021	0.00%	5	5	5
Smart Power Co., Ltd.	133,333	4.14%	200	200	200
Sunjin Power Tech Co., Ltd.	4,941	0.92%	247	32	32
Beer Yeast Korea Inc.	1,388	0.43%	7	7	7
B CON Co., Ltd.	96	1.16%	6	6	6
Ace Integration Co., Ltd	105	0.09%	24	24	24
AceInti Agricultural Co., Ltd.	16	0.02%	5	5	5
KyungDong Co., Ltd.	130	0.01%	1	1	1
ChunWon Development Co., Ltd.	193	0.19%	39	39	39
SungLim Industrial Co., Ltd.	29	0.03%	1	1	1
Korea Minerals Co., Ltd.	191	0.05%	134	1	1
HyoDong Development Co., Ltd.	128	0.16%	25	1	1
Haspe Tech Co., Ltd.	652	0.55%	20	20	20
JoHyun Co., Ltd.	350	1.56%	18	18	18
KC Co., Ltd.	5,107	0.17%	26	26	26
SeongJi Industrial Co.,Ltd.	41	0.05%	1	1	1
Seyang Precision Ind.Co., Ltd.	829	0.23%	41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%	1	1	1
ShinShin Co., Ltd	339	1.12%	17	17	17
Sung Kwang Co., Ltd.	23	0.37%	6	6	6
Shinheung P etrol Co., Ltd.	699	0.14%	35	35	35

	2021
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won
Force TEC Co., Ltd.	3,501	0.02%	18	18	18
Samsung Tech Co., Ltd.	486	1.28%	97	36	36
Younil Metal Co., Ltd.	41	0.21%	21	21	21
CJ Paradise Co.,Ltd	24	0.02%	12	12	12
Han Young Technology Company Co.,Ltd.	35	0.00%	—	—	—
K Shipbuilding Co., Ltd. (formerly, STX Offshore & Shipbuilding Co., Ltd.)	8,622	0.25%	1,078	1,078	1,078
Ptotronics Co., Ltd.	843	0.42%	84	6	6
NFT Co., Ltd.	136	0.40%	8	8	8
Hyundaitech Co.,Ltd.	1,363	0.87%	27	27	27
Dasan Material Co., Ltd.	29	0.04%	22	22	22
Fish World Co.,Ltd.	47	0.21%	2	2	2
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%	6	—	—
Samdo Industry Electric Co.,Ltd.	48	0.02%	1	1	1
Taejung Industries Co.,Ltd.	9,268	0.30%	5	5	5
Shinsei Trading Co., Ltd.	64	0.72%	6	6	6
Dynamic Co., Ltd.	111	0.19%	3	3	3
Green Alchemy Co.,Ltd.	38,202	1.48%	191	17	17
Youone TBM Engineering & Construction Co., Ltd.	615	0.27%	31	31	31
KM Leatech Co., Ltd.	1,648	0.98%	8	8	8
Semist Co.,Ltd.	555	0.80%	3	3	3
Sewon Bus Co.,Ltd	12	0.00%	—	—	—
Enertec Co., Ltd.	7,937	0.19%	44	44	44
Sangji Co., Ltd.	20	0.26%	4	4	4
Bellie Doughnuts Co., Ltd.	169	0.19%	10	10	10
Airtech Information communication Co., Ltd	2,379	0.60%	12	12	12
Kiscom Co., Ltd.	1,493	0.04%	1	1	1
Wonil laser Co., Ltd	157	0.37%	16	16	16
Pyung Hwa Industrial Co.,Ltd.	3,388	3.00%	85	85	85
Set Holding (*2)	1,100,220	2.50%	229,255	131,036	131,036
PT. Cirebon Energi Prasarana	22,420	10.00%	2,612	2,658	2,658
Choheung packing Co.,Ltd.	61	0.13%	12	12	12
Jaewoo Co., Ltd.	359	0.24%	11	11	11
Wooyang HC Co., Ltd	1,375	0.01%	159	13	13
TheYeonriji Co., Ltd.	116	0.10%	6	6	6
Flusys Co., Ltd.	9	0.08%	2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%	16	17	17
Daewoo Display Co., Ltd.	177	0.03%	5	5	5
NTS C o., Ltd.	143	0.22%	36	36	36
AID C o ., Ltd.	1,212	0.57%	36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%	—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%	100	32	32
Kyung Pyo Industry Co., Ltd.	186	0.76%	19	19	19
Daedong Industry Co., Ltd.	617	0.55%	46	46	46
Doosung Heavy Industries Co., Ltd.	53	0.06%	5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%	3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%	51	51	51
SG Corp.	213	0.54%	21	21	21
Shinseung Chemical Industy Co., Ltd.	5	0.01%	60	60	60
KJ Alloy Co., Ltd.	368	0.20%	7	7	7
SM Hi-tech Co., Ltd.	22	0.39%	22	22	22

	2021
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won
Puruen Environment Co., Ltd.	967	1.34%	19	19	19
Miretech Co., Ltd.	9,111	0.27%	18	18	18
Sejin Hightech Co., Ltd.	17,980	0.16%	18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%	17	17	17
Dongdo Basalt Industry Co., Ltd.	182	1.50%	73	73	73
Shinyoung Textiles Co., Ltd.	523	1.01%	52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%	17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%	81	81	81
Wongwang Door Corp.	575	1.00%	29	29	29
Mansu Co.,Ltd.	344	0.25%	15	15	15
Eanskorea Co., Ltd.	39	0.05%	2	2	2
Youngdongseafood Co., Ltd.	165	0.33%	8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%	—	—	—
Sehwa Diecasting Co., Ltd.	299	1.66%	44	44	44
Sungchang Tech Co., Ltd.	159	0.31%	10	10	10
Yuchang Industry Co., Ltd.	90	0.11%	5	5	5
Jeongpum Co., Ltd.	322	0.35%	16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%	55	55	55
Amanex Co., Ltd.	10	0.02%	9	9	9
Dae-A Leisure Co., Ltd.	23	0.00%	4	4	4
Caffe Bene Co.,Ltd.	1,908	0.03%	9	9	9
Shinjin International Corp.	4	0.01%	1	1	1
Jinhung Packaging Co.,Ltd	4,329	3.02%	22	22	22
Donglim Eng Co., Ltd.	26	0.11%	3	3	3
SIP Co., Ltd.	274	0.55%	7	7	7
Clizen Co., Ltd.	615	0.34%	31	31	31
Daedong Millennium Co., Ltd.	159	0.42%	32	32	32
Daeji Product Co., Ltd.	15	0.05%	1	—	—
Jaein Circuit Co., Ltd.	498	1.12%	65	65	65
SSET Co., Ltd.	181	0.30%	18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%	48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%	25	25	25
Ogokbaekkwa Co., Ltd.	101	0.12%	1	1	1
Shinwoo Toptech Co., Ltd.	834	0.51%	83	6	6
KMLC Co., Ltd.	281	0.14%	22	22	22
Seinfood Co., Ltd.	13	0.17%	7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%	34	34	34
Kukex Inc.	639	0.05%	3	3	3
Youngshin Plus Co., Ltd.	104	0.12%	5	5	5
Chang won Engineering Co., Ltd.	22	0.00%	4	4	4
Samsung Silup Co., Ltd.	47	0.19%	5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%	6	6	6
IZU K orea Co., Ltd.	48	0.00%	2	2	2
Dongdo CNP Co., Ltd.	234	0.36%	6	6	6
Dae Bang Industry Co.,Ltd.	115	0.13%	6	6	6
S.I.T. Co., Ltd .	2,213	0.44%	22	22	22
Taejin Hiech Co., Ltd.	78	0.26%	3	3	3
Headone Co.,Ltd.	69	0.12%	7	7	7
E-Won Solutech Co., Ltd.	158	0.16%	40	40	40
MJT Co., Ltd.	1,013	0.20%	51	51	51
KPL Circuit Co., Ltd.	283	0.08%	14	14	14
Road Solar Co., Ltd.	12	0.00%	—	—	—
Han Mi Flexible Co.,Ltd.	143	0.20%	43	43	43
Samhwa Casting Co., Ltd.	200	0.04%	100	100	100

	2021
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won
Millennium PNT Co., Ltd.	227	0.37%	6	6	6
GN Chem Co., Ltd.	40	0.07%	1	1	1
GW Industry Co., Ltd.	505	0.07%	51	51	51
TM Construction Co., Ltd.	4	0.00%	—	—	—
Dae Myung Co., Ltd.	114	0.08%	3	3	3
Nanomicart Co., Ltd.	176	1.06%	35	35	35
Young San Heavy Industries Co., Ltd.	74	0.11%	7	7	7
Samchungwon Co., Ltd.	15	0.24%	2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%	27	27	27
Nanomic Co., Ltd.	94	0.63%	38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%	9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%	10	10	10
Addies Direct Co., Ltd.	1	0.00%	—	—	—
WorldCnM Inc.	131	1.09%	10	10	10
Superone Co., Ltd.	1,585	1.45%	8	8	8
Buyoung Panji Co., Ltd.	478	0.44%	12	12	12
International Paint Korea Co., Ltd.	111	0.48%	11	11	11
EI Lighting Co., Ltd.	358	0.36%	18	18	18
Hightech Mnp Co., Ltd.	123	0.35%	6	6	6
Yooseung Co., Ltd.	10	0.08%	1	1	1
Sungkwang Co., Ltd.	48	0.35%	2	2	2
Taeyang G asteel Co., Ltd.	8	0.02%	1	1	1
Ajin KSB Co., Ltd.	204	0.31%	18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%	5	5	5
Choyang Tech Co., Ltd.	465	1.01%	23	23	23
TK Co., Ltd.	307	0.70%	15	15	15
Arari Co., Ltd.	14	0.05%	1	1	1
Potech Co., Ltd.	39	0.13%	14	14	14
C&S Corporation Co., Ltd.	1,304	0.01%	13	13	13
Global The One of Korea Co., Ltd.	62	0.06%	3	3	3
Steellife Co., Ltd.	85	0.06%	4	4	4
D&C Castech Co., Ltd.	330	1.89%	25	25	25
Geumhan Co., Ltd.	498	0.24%	7	7	7
Mokgan Co., Ltd.	5	0.02%	1	1	1
Wenex Co., Ltd.	373	0.53%	19	19	19
Sulim Co., Ltd.	30	0.20%	6	6	6
Shinkwang Engineering Co., Ltd.	24	0.36%	2	2	2
Ek Cookware Co., Ltd.	60	0.04%	1	1	1
KTTW Co., Ltd.	28	0.05%	2	2	2
Avajar Co., Ltd.	1,061	0.01%	1	1	1
Woosung I.B. Co.,Ltd	7,071	0.07%	14	14	14
CAP Korea Co., Ltd.	16	0.30%	3	3	3
MSM Co., Ltd.	25	0.08%	—	—	—
Ddpopstyle Co., Ltd.	22	0.14%	—	—	—
Finemetal Co., Ltd.	49	0.08%	1	1	1
Sungkyeong Co., Ltd.	52	0.24%	2	2	2
RMK Co., Ltd.	63	0.90%	22	22	22
Tpp Co., Ltd.	36,645	11.72%	1,832	1,832	1,832
Dukeong Metal Heat Treatment Co., Ltd.	843	3.61%	84	84	84
Newko Co., Ltd.	331	0.06%	10	10	10
KMC&R Co., Ltd.	16	0.11%	1	1	1
Dongsung Mulsan Co., Ltd.	137	0.34%	14	14	14
Pizzakorea Co., Ltd.	42	0.18%	9	9	9

	2021
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won
Geumdani Co., Ltd.	2,377	1.82%	36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%	1	1	1
Ltop Co., Ltd.	36	0.06%	7	7	7
Simile Aluminium Co., Ltd.	428	0.31%	9	9	9
GT Tooling Co., Ltd.	604	0.17%	6	6	6
Team Korea Co., Ltd.	4,782	0.37%	24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%	25	25	25
Hankook Piaget Co., Ltd.	4	0.01%	1	1	1
Coco Food Co., Ltd.	648	1.24%	33	33	33
Woori Industry Co., Ltd.	102	1.05%	21	21	21
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%	4	1	1
SH Co., Ltd.	39	0.20%	8	8	8
Namsunnam Co., Ltd.	1,275	0.19%	6	1	1
Daeyoung Co., Ltd.	75	0.01%	8	8	8
Chandown Food Co., Ltd.	46	0.14%	9	9	9
Getron Co., Ltd.	7,259	0.20%	37	4	4
Jungmun Co., Ltd.	19	0.26%	2	2	2
Andong Trading Corporation Co., Ltd.	42	0.00%	2	2	2
JM Tech Co., Ltd.	403	0.67%	82	10	10
SGC Energy Co., Ltd.	580,000	5.00%	2,900	2,900	2,900
Le Soleil KHNP LLC	137,600	19.00%	1,376	1,376	1,376
Ihsung CNI Co., Ltd.	127,660	4.30%	1,500	2,618	2,618
H Robotics Co., Ltd.	903,601	8.05%	4,000	5,639	5,639
Good Tcells Co., Ltd.	11,364	0.34%	500	457	457
IPS Bio Co., Ltd.	1,975	3.13%	1,000	1,000	1,000
Nine B Co., Ltd.	5,000	4.96%	1,000	1,000	1,000
Choigang-gujo Co., Ltd.	61	0.45%	6	1	1
DS Cotec Co., Ltd.	973	0.71%	15	5	5
Youngheung Industry Co., Ltd.	101	0.05%	5	1	1
Hosungsteel Co., Ltd.	323	0.26%	14	3	3
Uktae IND. Co., Ltd.	140	0.12%	7	1	1
Gangdong R&S Co., Ltd.	69	1.25%	1	1	1
JFC Co., Ltd.	16	0.01%	2	2	2
Seokjin E&T Co., Ltd.	81	0.06%	8	8	8
Hyundai Tech Co., Ltd.	28	0.69%	10	10	10
Daeil Co., Ltd.	301	0.42%	15	2	2
Seohan Food Co., Ltd.	83	0.19%	2	2	2
Daehyeon Recycle Co., Ltd.	59	0.61%	12	12	12
Metal Link Inc. Co., Ltd.	709	0.17%	35	4	4
Pipetec Korea Co., Ltd.	50	0.07%	10	1	1
SungJin Tech Co., Ltd.	803	1.20%	24	8	8
Yujin E&C Co., Ltd.	29	0.18%	6	—	—
Daishin Logistics Co., Ltd.	13	0.09%	1	1	1
JinSung Engineering Co., Ltd.	18	0.30%	18	18	18
Yongho Industry Co., Ltd.	157	0.22%	32	1	1
Wow tech Co., Ltd.	369	0.75%	11	11	11
World Power Tech Co., Ltd.	16	0.28%	24	24	24
PBM Auto Co., Ltd.	1,001	1.06%	10	10	10
K2 Motors Co., Ltd.	54	0.28%	1	1	1
CL Tech Co., Ltd.	801	2.25%	40	40	40
Mirae Industry Co., Ltd.	39	0.04%	6	6	6
Gentak Korea Co., Ltd.	301	0.31%	8	8	8

	2021
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won

Sungjin Chemical Co., Ltd.	118	0.36%	4	4	4
LMAT Co., Ltd.	198	0.04%	20	20	20
Poong Lim Industrial Co., Ltd.	25	0.00%	38	38	38
Dae Sung GeoTech Co., Ltd.	631	1.28%	32	32	32
Saeheemang Co., Ltd.	756	0.60%	15	15	15
Hakbong Precision Co., Ltd.	1,460	1.18%	15	15	15
Vornech Co., Ltd.	431	0.37%	11	2	2
Woojin Formtech Co., Ltd.	76	0.08%	8	1	1
Korea Engineer Manufacturing Co., Ltd.	114	0.26%	6	1	1
Sinwa J&K Co., Ltd.	476	0.28%	5	5	5
Owon E&G Co., Ltd.	132	0.20%	4	4	4
Guseong Co., Ltd.	141	0.20%	4	4	4
Irefarm Co., Ltd.	45	0.30%	3	3	3
Nam-hae E&C Co., Ltd.	117	0.10%	2	2	2
Haenarae Agricultural Corp.	15	0.03%	2	2	2
Ja Yeon Science Ind. Co., Ltd.	10	0.05%	2	2	2
DECO&E Co., Ltd.	1,261	0.00%	2	2	2
Design Beyond Co., Ltd.	17	0.19%	2	2	2
LBK Co., Ltd.	8	0.05%	1	1	1
Duckwon industrial Co., Ltd.	32	0.43%	13	13	13
ASPT Co., Ltd.	64	0.82%	19	19	19
SIMA Co., Ltd.	29	0.05%	3	3	3
Jingkang Resources Co., Ltd.	90	1.57%	13	13	13
Eslin Co., Ltd.	39	0.14%	8	8	8
Shinwon Co., Ltd.	275	0.42%	19	19	19
CIC Tech Co., Ltd.	96	0.54%	10	10	10
Orano Expansion	5,742,405	4.72%	—	—	—
Fourever Co., Ltd.	44	0.10%	4	4	4
Segyo Hitech Co., Ltd.	156	0.24%	8	8	8
Myungil Metal Co., Ltd.	80	0.10%	4	4	4
Daeshin ECM Co., Ltd.	182	0.30%	9	9	9
Greencarbon Co., Ltd.	79	0.06%	1	1	1
Sunkoo Co., Ltd.	4	0.10%	2	2	2
Jians Construction Co., Ltd.	13	0.00%	2	2	2
DH trading Co., Ltd.	891	0.04%	178	178	178
Diotech Co., Ltd.	2,186	2.84%	219	219	219
Sangsin Co., Ltd.	29	0.09%	15	15	15
Steel focus Co., Ltd.	154	0.20%	4	4	4
Kamada Korea Co., Ltd.	437	0.33%	22	22	22
Fosys Co., Ltd.	19	0.08%	4	4	4
GB precision Co., Ltd.	137	0.57%	1	1	1
Ewon Art Co., Ltd.	185	0.61%	9	9	9
DI Tech Co., Ltd.	3	0.00%	—	—	—
Hans AD Co., Ltd.	33	0.35%	2	2	2

	2021
	Shares	Ownership	Acquisition cost	Book value	Fair value
			In millions of won

Chaegim Environment Development Co., Ltd.	158	0.01%	3	3	3
Daesung Stain Co., Ltd.	32	0.32%	2	2	2
YSM Co., Ltd.	281	2.07%	14	14	14
Dong In Industry Co., Ltd.	65	0.13%	3	3	3
U&I Co., Ltd.	50	0.22%	5	5	5
World One Co., Ltd.	401	0.58%	10	10	10
Yewon Co., Ltd.	24	0.02%	1	—	—
Seeun P&P Co., Ltd.	163	0.48%	33	33	33
TSNT Co., Ltd.	119	0.00%	24	24	24
Shinsung Tech Co., Ltd.	314	0.01%	16	16	16
JSL Co., Ltd.	51	0.49%	3	3	3
Loft Garden Co., Ltd.	1	0.04%	—	—	—
Handon Co., Ltd.	74	0.25%	11	11	11
GH Tech Co., Ltd.	82	0.22%	3	3	3
Daeo Co., Ltd.	13	0.23%	4	4	4
Bokwang Co., Ltd.	76	0.00%	15	15	15
Samkum Industry Co., Ltd.	201	0.48%	40	40	40
Dyntex Korea Co., Ltd.	75	0.28%	15	15	15
IGSP Co., Ltd.	17,662	0.21%	18	18	18
Mirae Engineering Co., Ltd.	66	0.15%	1	1	1
Mideumeul-juneun-namu Co., Ltd.	119	0.53%	6	6	6
Leagis Co., Ltd.	829	1.38%	66	66	66
Seil Textile Co., Ltd.	16	0.15%	3	3	3
Ilshin Tech Co., Ltd.	36	0.00%	7	7	7
Magtec Co., Ltd.	28	0.00%	6	6	6
Sukwon Co., Ltd.	2,885	0.59%	29	29	29
Hae-sung Metal Co., Ltd.	159	0.17%	3	3	3
White&Clean Foods Co., Ltd.	330	0.00%	3	3	3
Michang Cable Co., Ltd.	861	0.13%	4	4	4
G.M Foods Co., Ltd.	57	0.16%	9	9	9
Wecan Global Inc. Co., Ltd.	165	0.08%	8	8	8
Daeju Steel Co., Ltd.	11	0.20%	1	1	1
Hyundai Glass Co., Ltd.	860	0.83%	43	43	43
MEC Co., Ltd.	16,468	1.17%	41	41	41
Daeyeoneco Co., Ltd.	151	0.00%	15	15	15
Hyesung Cable&Communication Inc.	762	0.39%	38	38	38
Sangjin Co., Ltd.	428	0.35%	21	21	21
Topis Co., Ltd.	246	0.71%	14	14	14
G&L Tech Co., Ltd.	2	0.06%	—	—	—
Cheonhae Co., Ltd.	72	0.00%	2	2	2
Iksan-guwon Co., Ltd.	563	0.00%	11	11	11
Korea Remicon Co., Ltd.	36	0.03%	5	5	5
New Tech Co., Ltd.	23	0.15%	2	2	2
Segeon Co., Ltd.	124	0.00%	4	4	4

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won

MS Tech Co., Ltd.	9	0.15%		1	1	1
J.I Steel Co., Ltd.	21	0.00%		2	2	2
HNT Co., Ltd.	172	0.00%		9	9	9
Taejin Co., Ltd.	27	0.08%		3	3	3
Macroad Co., Ltd.	953	0.17%		10	10	10
Jinsung Electronics Co., Ltd.	69	1.41%		14	14	14
Woongjin Energy Co., Ltd.	94	0.00%		9	9	9
Electric Contractors’ Financial Cooperative Co., Ltd.	—	0.00%		38	38	38
Information&Communication Financial Cooperative Co., Ltd.	—	0.00%		15	15	15
Common Computer Co., Ltd.	3,856	1.87%		1,000	1,000	1,000
Fine Powerex Co., Ltd.	72,633	4.92%		1,500	1,500	1,500

				263,904	160,790	160,790

Debt securities
Aron Flying Ship Co., Ltd.(*1)				500	491	491

			￦	589,194	435,107	435,107

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)
The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2021.